LOSS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2020
LOSS PER SHARE [Abstract]
Basic and Diluted Loss per Share
Basic and diluted loss per share for each of the periods presented is calculated as follows:

	For the Nine Months ended September 30,
	2019	2020
	$_	$_

Numerator:
Net loss attributable to ordinary shareholders	(1,179,010)	(1,094,464)

Denominator:
Weighted-average number of shares outstanding - basic and diluted	428,606,948	471,375,477

Basic and diluted loss per share:	(2.75)	(2.32)